Convertible Notes Payable (Details Narrative) - USD ($)			12 Months Ended
	May 29, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued interest	$ 79,376		$ 25,321	$ 9,942
Accrued interest payable					$ 54,247
Convertible of common shares	1,528,107
Loss on extinguishment of debt	$ 1,562,870			1,858,395
Principal balance of notes payable	$ 184,820		1,675,535	942,200
8-10% Convertible Notes [Member]
Convertible notes payable		$ 2,135,203		1,915,103	$ 2,135,203
Debt term		1 year
Conversion per price of notes		$ 1.00			$ 1.00
Accrued interest		$ 314,136			$ 314,136
Payment of debt				549,734
Accrued interest payable				$ 608,103
Convertible of common shares				1,915,537
Debt conversion fair market value				$ 2,223,962
Loss on extinguishment of debt				308,859
Debt instrument penalty outstanding				121,531
Principal balance of notes payable				1,307,000
Convertible Notes [Member]
Principal balance of notes payable				$ 400,000
8% Convertible Notes [Member]
Payment of debt			$ 400,000
Minimum [Member] | 8-10% Convertible Notes [Member]
Debt interest rate		8.00%			8.00%
Maximum [Member] | 8-10% Convertible Notes [Member]
Debt interest rate		10.00%			10.00%